Stock-Based Compensation (Summary Of Changes In Company's Nonvested Restricted Shares) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation [Abstract]
Shares, Nonvested at January 1, 2013	1,400
Shares, Vested	(400)
Shares, Forfeited	(1,000)
Weighted Average Grant date Fair Value, Nonvested at January 1, 2013	$ 6.61
Weighted Average Grant date Fair Value, Vested	$ 5.00
Weighted Average Grant date Fair Value, Forfeited	$ 7.25